15. STOCK OPTIONS AND WARRANTS (Details-Assumptions) - Employee Stock Option [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Expected volatility	81.05%
Expected volatility, minimum		103.59%
Expected volatility, maximum		114.93%
Expected remaining term	5 years	2.5-6.5 years
Risk-free interest rate	0.15%
Risk-free interest rate, minimum		0.16%
Risk-free interest rate, maximum		0.50%
Expected dividend yield	0.00%	0.00%